Supplement to the
Fidelity® Total International Index Fund
December 30, 2021
As Revised February 17, 2022
Prospectus

Deane Gyllenhaal no longer serves as senior portfolio manager of the fund.

The following information replaces similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Peter Matthew (senior portfolio manager) has managed the fund since June 2016.

The following information supplements information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Navid Sohrabi (portfolio manager) has managed the fund since August 2019.

The following information replaces similar biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Peter Matthew is senior portfolio manager of the fund, which he has managed since June 2016. He also manages other funds. Since joining Geode in 2007, Mr. Matthew has worked as a senior operations associate, portfolio manager assistant, assistant portfolio manager, portfolio manager, and senior portfolio manager.

The following information supplements biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Navid Sohrabi is portfolio manager of the fund, which he has managed since August 2019. He also manages other funds. Since joining Geode in 2019, Mr. Sohrabi has worked as a portfolio manager. Prior to joining Geode, Mr. Sohrabi worked at DWS, most recently as an index portfolio manager.

TI1-I-22-01 1.9871017.107	April 1, 2022

Supplement to the
Fidelity® Real Estate Index Fund
September 29, 2021
Prospectus

Deane Gyllenhaal no longer serves as senior portfolio manager of the fund.

The following information replaces similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Peter Matthew (senior portfolio manager) has managed the fund since August 2012.

The following information supplements information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Navid Sohrabi (portfolio manager) has managed the fund since August 2019.

The following information replaces similar biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Peter Matthew is senior portfolio manager of the fund, which he has managed since August 2012. He also manages other funds. Since joining Geode in 2007, Mr. Matthew has worked as a senior operations associate, portfolio manager assistant, assistant portfolio manager, portfolio manager, and senior portfolio manager.

The following information supplements biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Navid Sohrabi is portfolio manager of the fund, which he has managed since August 2019. He also manages other funds. Since joining Geode in 2019, Mr. Sohrabi has worked as a portfolio manager. Prior to joining Geode, Mr. Sohrabi worked at DWS, most recently as an index portfolio manager.

URX-I-22-01 1.933390.118	April 1, 2022

Supplement to the
Fidelity Flex® Funds
Fidelity Flex® Mid Cap Index Fund and Fidelity Flex® Small Cap Index Fund
June 29, 2021
Prospectus

Deane Gyllenhaal no longer serves as senior portfolio manager of each fund.

The following information replaces similar information for Fidelity Flex® Mid Cap Index Fund found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Peter Matthew (senior portfolio manager) has managed the fund since March 2017.

The following information supplements information for Fidelity Flex® Mid Cap Index Fund found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Navid Sohrabi (portfolio manager) has managed the fund since August 2019.

The following information replaces similar information for Fidelity Flex® Small Cap Index Fund found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Peter Matthew (senior portfolio manager) has managed the fund since March 2017.

The following information supplements information for Fidelity Flex® Small Cap Index Fund found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Navid Sohrabi (portfolio manager) has managed the fund since August 2019.

The following information replaces similar biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Peter Matthew is senior portfolio manager of each fund, which he has managed since March 2017. He also manages other funds. Since joining Geode in 2007, Mr. Matthew has worked as a senior operations associate, portfolio manager assistant, assistant portfolio manager, portfolio manager, and senior portfolio manager.

The following information supplements biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Navid Sohrabi is portfolio manager of each fund, which he has managed since August 2019. He also manages other funds. Since joining Geode in 2019, Mr. Sohrabi has worked as a portfolio manager. Prior to joining Geode, Mr. Sohrabi worked at DWS, most recently as an index portfolio manager.

ZMP-ZAP-22-01 1.9886010.101	April 1, 2022

Supplement to the
Fidelity Flex® Funds
Fidelity Flex® International Index Fund
December 30, 2021
Prospectus

Deane Gyllenhaal no longer serves as senior portfolio manager of the fund.

The following information replaces similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Peter Matthew (senior portfolio manager) has managed the fund since March 2017.

The following information supplements information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Navid Sohrabi (portfolio manager) has managed the fund since August 2019.

The following information replaces similar biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Peter Matthew is senior portfolio manager of the fund, which he has managed since March 2017. He also manages other funds. Since joining Geode in 2007, Mr. Matthew has worked as a senior operations associate, portfolio manager assistant, assistant portfolio manager, portfolio manager, and senior portfolio manager.

The following information supplements biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Navid Sohrabi is portfolio manager of the fund, which he has managed since August 2019. He also manages other funds. Since joining Geode in 2019, Mr. Sohrabi has worked as a portfolio manager. Prior to joining Geode, Mr. Sohrabi worked at DWS, most recently as an index portfolio manager.

ZEI-22-01 1.9886007.103	April 1, 2022

Supplement to the
Fidelity® International Sustainability Index Fund and Fidelity® U.S. Sustainability Index Fund
December 30, 2021
Prospectus

Deane Gyllenhaal no longer serves as senior portfolio manager of each fund.

The following information replaces similar information for Fidelity® International Sustainability Index Fund found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Peter Matthew (senior portfolio manager) has managed the fund since May 2017.

The following information supplements information for Fidelity® International Sustainability Index Fund found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Navid Sohrabi (portfolio manager) has managed the fund since August 2019.

The following information replaces similar information for Fidelity® U.S. Sustainability Index Fund found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Peter Matthew (senior portfolio manager) has managed the fund since May 2017.

The following information supplements information for Fidelity® U.S. Sustainability Index Fund found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Navid Sohrabi (portfolio manager) has managed the fund since August 2019.

The following information replaces similar biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Peter Matthew is senior portfolio manager of each fund, which he has managed since May 2017. He also manages other funds. Since joining Geode in 2007, Mr. Matthew has worked as a senior operations associate, portfolio manager assistant, assistant portfolio manager, portfolio manager, and senior portfolio manager.

The following information supplements biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Navid Sohrabi is portfolio manager of each fund, which he has managed since August 2019. He also manages other funds. Since joining Geode in 2019, Mr. Sohrabi has worked as a portfolio manager. Prior to joining Geode, Mr. Sohrabi worked at DWS, most recently as an index portfolio manager.

USY-I-ISY-I-22-01 1.9884199.103	April 1, 2022

Supplement to the
Fidelity® Mid Cap Growth Index Fund, Fidelity® Mid Cap Value Index Fund, Fidelity® Small Cap Growth Index Fund and Fidelity® Small Cap Value Index Fund
August 28, 2021
Prospectus

Deane Gyllenhaal no longer serves as senior portfolio manager of each fund.

The following information replaces similar information for Fidelity® Mid Cap Growth Index Fund found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Peter Matthew (senior portfolio manager) has managed the fund since July 2019.

The following information supplements information for Fidelity® Mid Cap Growth Index Fund found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Navid Sohrabi (portfolio manager) has managed the fund since August 2019.

The following information replaces similar information for Fidelity® Mid Cap Value Index Fund found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Peter Matthew (senior portfolio manager) has managed the fund since July 2019.

The following information supplements information for Fidelity® Mid Cap Value Index Fund found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Navid Sohrabi (portfolio manager) has managed the fund since August 2019.

The following information replaces similar information for Fidelity® Small Cap Growth Index Fund found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Peter Matthew (senior portfolio manager) has managed the fund since July 2019.

The following information supplements information for Fidelity® Small Cap Growth Index Fund found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Navid Sohrabi (portfolio manager) has managed the fund since August 2019.

The following information replaces similar information for Fidelity® Small Cap Value Index Fund found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Peter Matthew (senior portfolio manager) has managed the fund since July 2019.

The following information supplements information for Fidelity® Small Cap Value Index Fund found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Navid Sohrabi (portfolio manager) has managed the fund since August 2019.

The following information replaces similar biographical information for each fund found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Peter Matthew is senior portfolio manager of each fund, which he has managed since July 2019. He also manages other funds. Since joining Geode in 2007, Mr. Matthew has worked as a senior operations associate, portfolio manager assistant, assistant portfolio manager, portfolio manager, and senior portfolio manager.

The following information supplements biographical information for each fund found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Navid Sohrabi is portfolio manager of each fund, which he has managed since August 2019. He also manages other funds. Since joining Geode in 2019, Mr. Sohrabi has worked as a portfolio manager. Prior to joining Geode, Mr. Sohrabi worked at DWS, most recently as an index portfolio manager.

C06-22-01 1.9905427.100	April 1, 2022